UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Natural Resources Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Natural Resources Fund, as appropriate.

-Dreyfus Strategic Beta Emerging Markets Equity Fund

-Dreyfus Strategic Beta Global Equity Fund

-Dreyfus Strategic Beta U.S. Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2015 (Unaudited)

Common Stocks--94.0%	Shares		Value ($)
Brazil--3.7%
B2W Cia Digital	100	a	850
Banco Bradesco	1,100		13,733
Banco do Brasil	2,500		19,249
BB Seguridade Participacoes	900		9,861
BM&FBovespa	3,500		11,870
BR Malls Participacoes	200		1,135
BRF	700		16,795
CCR	1,200		6,834
Centrais Eletricas Brasileiras	3,500		6,692
CETIP	200		2,568
Cia de Saneamento Basico do Estado de Sao Paulo	1,000		4,957
Cielo	1,200		17,889
CPFL Energia	800		5,021
Cyrela Brazil Realty	400		1,611
Duratex	500		1,385
EcoRodovias Infraestrutura e Logistrica	700		2,705
EDP - Energias do Brasil	1,800		5,809
Embraer	1,000		8,847
Estacio Participacoes	200		1,244
Fibria Celulose	300	a	3,611
Hypermarcas	300	a	2,038
JBS	4,000		17,054
Klabin	700		3,571
Kroton Educacional	200		917
Localiza Rent a Car	200		2,601
Lojas Americanas	200		876
Lojas Renner	300		7,882
Natura Cosmeticos	400		4,673
OdontoPrev	600		2,310
Porto Seguro	500		5,050
Qualicorp	200	a	1,979
Raia Drogasil	300		2,890
Souza Cruz	1,200		10,058
Sul America	1,400		5,953
Tim Participacoes	1,100		4,854
Totvs	200		2,502
Tractebel Energia	600		6,963
Transmissora Alianca de Energia Eletrica	1,100		8,043
Ultrapar Participacoes	1,400		27,653
WEG	500		5,963
			266,496
Chile--.9%
Aguas Andinas, Cl. A	11,854		6,790
Banco de Chile	56,773		6,260
Banco de Credito e Inversiones	33		1,382
Banco Santander Chile	210,431		9,994
Cencosud	1,749		4,282
Cia Cervecerias Unidas	117		1,071
Colbun	8,331		2,267
CorpBanca	65,014		720
Empresas Copec	1,529		17,303
Enersis	36,205		10,994
LATAM Airlines Group	471	a	4,969

Vina Concha y Toro	821		1,483
			67,515
China--21.1%
Agile Property Holdings	6,000		3,643
Agricultural Bank of China, Cl. H	30,000		14,651
Aluminum Corp. of China, Cl. H	14,000	a	6,317
Anhui Conch Cement, Cl. H	3,500		11,759
ANTA Sports Products	3,000		5,262
AviChina Industry & Technology, Cl. H	4,000		2,582
Bank of China, Cl. H	310,000		172,924
Bank of Communications, Cl. H	9,000		7,536
BBMG, Cl. H	2,500		2,184
Beijing Capital International Airport, Cl. H	4,000		3,779
China BlueChemical, Cl. H	6,000		2,083
China CITIC Bank, Cl. H	19,000		14,042
China Communications Construction, Cl. H	13,000		14,129
China Construction Bank, Cl. H	238,000		190,623
China Huishan Dairy Holdings	3,000		476
China International Marine Containers Group, Cl. H	2,200		4,221
China Life Insurance, Cl. H	8,000		30,985
China Merchants Bank, Cl. H	6,500		14,480
China Minsheng Banking, Cl. H	9,500		11,535
China National Building Material, Cl. H	12,000		11,560
China Oilfield Services, Cl. H	4,000		6,619
China Pacific Insurance Group, Cl. H	3,000		14,423
China Petroleum & Chemical, Cl. H	144,000		113,806
China Railway Construction, Cl. H	32,500		37,224
China Railway Group, Cl. H	59,000		43,139
China Shenhua Energy, Cl. H	12,000		32,771
China Telecom, Cl. H	26,000		15,272
China Vanke, Cl. H	5,200	a	11,277
Chongqing Changan Automobile, Cl. B	1,400		3,482
Chongqing Rural Commercial Bank, Cl. H	5,000		3,061
CITIC Securities, Cl. H	500		1,599
CNOOC	46,000		61,062
Country Garden Holdings	16,000		6,370
CSPC Pharmaceutical Group	2,000		1,684
CSR, Cl. H	6,000		7,298
Datang International Power Generation, Cl. H	16,000		8,676
Dongfeng Motor Group, Cl. H	4,000		5,784
ENN Energy Holdings	2,000		11,836
Evergrande Real Estate Group	19,000		7,891
Fosun International	5,000		6,982
Geely Automobile Holdings	5,000		2,038
Golden Eagle Retail Group	1,000		1,192
GOME Electrical Appliances Holding	45,000		6,195
Great Wall Motor, Cl. H	1,500		8,549
Guangzhou Automobile Group, Cl. H	2,000		1,812
Guangzhou R&F Properties, Cl. H	6,000		6,742
Haitian International Holdings	1,000		1,936
Haitong Securities, Cl. H	400		866
Hengan International Group	500		5,925
Huaneng Power International, Cl. H	18,000		25,269
Industrial & Commercial Bank of China, Cl. H	213,000		152,667
Inner Mongolia Yitai Coal, Cl. B	3,700		5,199
Jiangsu Expressway, Cl. H	4,000		4,962
Jiangxi Copper, Cl. H	7,000		11,406
Lenovo Group	28,000		36,037
Longfor Properties	2,000		2,612
New China Life Insurance, Cl. H	2,900	b	16,703

People's Insurance Company Group of China, Cl. H	24,000		11,650
PetroChina, Cl. H	104,000		112,791
PICC Property & Casualty, Cl. H	8,000		15,602
Ping An Insurance Group Company of China, Cl. H	4,500		47,697
Shanghai Electric Group, Cl. H	10,000		6,095
Shui On Land	4,000		900
Sihuan Pharmaceutical Holdings Group	1,000		644
Sino-Ocean Land Holdings	7,500		4,791
Sinopec Engineering Group, Cl. H	2,000		1,427
Sinopec Shanghai Petrochemical, Cl. H	12,000		3,468
Sinopharm Group, Cl. H	5,200		18,942
SOHO China	8,000		5,555
Tencent Holdings	2,100		35,451
Want Want China Holdings	8,000		9,579
Weichai Power, Cl. H	2,000		7,907
Zhejiang Expressway, Cl. H	8,000		10,205
Zhuzhou CSR Times Electric, Cl. H	500		2,799
Zijin Mining Group, Cl. H	26,000		7,903
ZTE, Cl. H	1,000		2,191
			1,520,734
Colombia--.1%
Almacenes Exito	196		2,008
Cemex Latam Holdings	192	a	1,198
Corporacion Financiera Colombiana	95		1,438
Grupo Argos	189		1,435
Grupo de Inversiones Suramericana	74		1,074
Interconexion Electrica	567		1,743
ISAGEN	471		557
			9,453
Czech Republic--.2%
CEZ	619		14,492
O2 Czech Republic	284		2,512
			17,004
Egypt--.2%
Commercial International Bank	1,311		9,533
Telecom Egypt	1,394		2,232
			11,765
Greece--.3%
Alpha Bank	432	a	158
FF Group	54	a	1,614
Hellenic Telecommunications Organization	751	a	6,180
JUMBO	137		1,301
OPAP	1,440		12,101
Piraeus Bank	256	a	150
Titan Cement	66		1,469
			22,973
Hong Kong--4.1%
Beijing Enterprises Holdings	500		3,819
Belle International Holdings	10,000		11,286
China Everbright International	1,000		1,473
China Gas Holdings	2,000		3,087
China Mobile	12,000		157,201
China Overseas Land & Investment	6,000		17,269
China Resources Cement Holdings	4,000		2,379
China Resources Enterprise	4,000		8,721
China Resources Land	2,000		5,077
China Resources Power Holdings	6,000		16,686
China State Construction International Holdings	2,000		3,059
China Taiping Insurance Holdings	2,600	a	7,973
CITIC	3,000		5,134

Far East Horizon	1,000		851
Franshion Properties China	14,000		4,100
GCL-Poly Energy Holdings	12,000	a	2,619
Guangdong Investment	4,000		5,356
Haier Electronics Group	2,000		5,367
Kingboard Chemical Holdings	2,500		4,037
Lee & Man Paper Manufacturing	3,000		1,574
New World China Land	2,000		1,242
Nine Dragons Paper Holdings	2,000		1,464
Poly Property Group	4,000		1,839
Shanghai Industrial Holdings	2,000		5,904
Shimao Property Holdings	5,500		11,563
Sino Biopharmaceutical	4,000		3,961
Yingde Gases Group	1,500		1,010
Yuexiu Property	10,640		2,061
			296,112
Hungary--.0%
Richter Gedeon	148		2,006
Indonesia--1.9%
Adaro Energy	40,800		3,235
Astra Agro Lestari	800		1,464
Bank Central Asia	7,300		7,688
Bank Mandiri	7,700		6,651
Bank Negara Indonesia	11,200		5,493
Bank Rakyat Indonesia	17,000		15,583
Bumi Serpong Damai	6,900		1,095
Charoen Pokphand Indonesia	4,900		1,525
Gudang Garam	500		2,266
Indo Tambangraya Megah	3,000		3,985
Indocement Tunggal Prakarsa	1,400		2,532
Indofood CBP Sukses	800		913
Indofood Sukses	13,100		7,773
Jasa Marga	2,100		1,181
Lippo Karawaci	13,700		1,223
Matahari Department Store	900		1,100
Media Nusantara Citra	4,500		1,011
Perusahaan Gas Negara	24,000		9,553
Semen Indonesia	7,800		8,950
Surya Citra Media	4,300		1,156
Tambang Batubara Bukit Asam	4,100		3,659
Telekomunikasi Indonesia	182,200		40,542
Tower Bersama Infrastructure	700		520
Unilever Indonesia	1,600		4,518
United Tractors	3,100		4,363
			137,979
Malaysia--1.6%
Alliance Financial Group	1,100		1,449
Astro Malaysia Holdings	2,000		1,607
Berjaya Sports Toto	4,000		3,731
British American Tobacco Malaysia	500		9,078
Dialog Group	1,000		448
DiGi.Com	9,800		17,306
Felda Global Ventures Holdings	1,200		803
Gamuda	1,300		1,817
Hong Leong Bank	200		768
Hong Leong Financial Group	300		1,394
IHH Healthcare	900		1,286
IJM	2,200		4,185
IOI	4,300		5,575
Lafarge Malaysia	1,300		3,554

Maxis	5,400		10,546
MMC	2,400		1,598
Petronas Chemicals Group	4,900		6,892
Petronas Dagangan	400		1,948
Petronas Gas	900		5,500
RHB Capital	300		673
SapuraKencana Petroleum	2,800		2,073
Telekom Malaysia	3,400		6,532
Tenaga Nasional	3,500		13,947
UMW Holdings	1,800		5,395
YTL	13,400		6,493
YTL Power International	3,200		1,408
			116,006
Malta--.0%
Brait	109	a	720
Mexico--4.8%
Alfa, Cl. A	6,900	a	12,594
America Movil, Ser. L	168,900		180,962
Arca Continental	900	a	5,338
Coca-Cola Femsa, Ser. L	600		4,883
Compartamos	2,800	a	5,318
Controladora Comercial Mexicana	800		2,428
Fibra Uno Administracion	500		1,508
Fomento Economico Mexicano	3,200	a	26,790
Genomma Lab Internacional, Cl. B	700	a	1,104
Gruma, Cl. B	600		6,425
Grupo Aeroportuario del Pacifico, Cl. B	1,000		6,612
Grupo Aeroportuario del Sureste, Cl. B	400	a	5,246
Grupo Bimbo, Ser. A	2,200	a	5,598
Grupo Carso, Ser. A1	600		2,643
Grupo Comercial Chedraui	600	a	1,665
Grupo Financiero Banorte, Ser. O	900		4,583
Grupo Financiero Inbursa, Ser. O	2,300		5,946
Grupo Lala	600	a	1,175
Grupo Mexico, Ser. B	8,900		23,465
Industrias Penoles	240		4,784
Kimberly-Clark de Mexico, Cl. A	3,600		6,999
Mexichem	700		1,948
OHL Mexico	1,300	a	2,467
Promotora y Operadora de Infraestructura	100	a	1,123
Wal-Mart de Mexico, Ser. V	11,900		22,951
			344,555
Philippines--.9%
Aboitiz Equity Ventures	3,190		4,085
Aboitiz Power	2,700		2,717
Alliance Global Group	2,400		1,359
Ayala	310		5,088
Ayala Land	3,600		2,923
BDO Unibank	1,010		2,615
DMCI Holdings	9,250		3,224
Energy Development	16,900		3,261
Globe Telecom	140		5,519
International Container Terminal Services	280		722
Jollibee Foods	610		3,204
Megaworld	9,000		1,052
Metro Pacific Investments	8,100		949
Metropolitan Bank & Trust	150		323
Philippine Long Distance Telephone	325		21,867
SM Investments	110		2,311
Universal Robina	1,000		4,674

			65,893
Poland--2.0%
Bank Handlowy w Warszawie	50		1,459
Bank Millennium	180		364
Bank Zachodni WBK	17		1,581
Cyfrowy Polsat	68		437
Enea	676		2,999
Energa	1,392		7,889
Eurocash	211		2,086
Grupa Azoty	66		1,264
Grupa Lotos	150	a	985
KGHM Polska Miedz	642		18,183
mBank	5		633
Orange Polska	7,394		17,856
PGE	2,431		12,744
Polski Koncern Naftowy Orlen	735		10,858
Polskie Gornictwo Naftowe i Gazownictwo	5,081		6,017
Powszechny Zaklad Ubezpieczen	368		50,112
Synthos	2,899		3,365
Tauron Polska Energia	5,297		7,137
			145,969
Qatar--.2%
Commercial Bank of Qatar	27		500
Masraf Al Rayan	257		3,129
Ooredoo	121		3,816
Qatar Electricity & Water	73		3,742
Qatar Islamic Bank	66		1,848
Vodafone Qatar	66		270
			13,305
Russia--6.9%
Alrosa	8,100		9,217
Gazprom	59,590		123,967
LUKOIL	3,125		126,088
Magnit, GDR	369		14,051
MegaFon, GDR	280		3,840
MMC Norilsk Nickel	476		79,935
Mobile Telesystems, ADR	2,100		16,506
Moscow Exchange MICEX-RTS	1,710		1,733
NOVATEK, GDR	139		9,730
Rosneft	9,380		31,098
Rostelecom	2,530		3,176
RusHydro	191,000		1,450
Severstal	660		6,137
Sistema, GDR	2,591		11,530
Surgutneftegas	27,900		12,600
Tatneft	9,030		35,442
Uralkali	5,160		13,060
			499,560
South Africa--6.8%
African Rainbow Minerals	189		1,911
Assore	58		797
Barloworld	707		5,341
Bidvest Group	1,140		31,429
Coronation Fund Managers	329		2,910
Discovery	238		2,344
FirstRand	7,446		33,120
Gold Fields	2,179		12,621
Growthpoint Properties	1,407		3,531
Harmony Gold Mining	959	a	2,890
Imperial Holdings	708		12,467

Investec	347		2,909
Kumba Iron Ore	438		8,403
Liberty Holdings	728		8,198
Life Healthcare Group Holdings	1,586		5,904
Massmart Holdings	345		4,882
Mediclinic International	412		4,075
MMI Holdings	3,263		8,777
Mr. Price Group	356		8,067
MTN Group	4,467		77,076
Nampak	754		2,748
Naspers, Cl. N	54		7,768
Netcare	1,806		5,988
Northam Platinum	252	a	839
Pick n Pay Stores	769		3,778
PPC	1,842		3,378
Rand Merchant Insurance Holdings	1,702		6,202
Redefine Properties	14,054		13,745
Remgro	267		6,181
RMB Holdings	527		2,975
Sanlam	6,397		38,383
Sappi	3,719	a	15,319
Sasol	1,650		59,199
Shoprite Holdings	543		8,562
Spar Group	679		10,719
Standard Bank Group	1,558		20,569
The Foschini Group	554		7,940
Tiger Brands	152		5,127
Truworths International	924		6,396
Vodacom Group	1,191		13,700
Woolworths Holdings	1,628		12,072
			489,240
South Korea--13.7%
Amorepacific	2	a	4,833
AMOREPACIFIC Group	5	a	5,703
BS Financial Group	243	a	3,063
Cheil Worldwide	176	a	3,166
CJ	102	a	15,964
CJ CheilJedang	24	a	7,708
Coway	182	a	14,558
Daewoo Engineering & Construction	440	a	2,708
Daewoo International	334		8,356
Daewoo Securities	315	a	2,869
Daewoo Shipbuilding & Marine Engineering	265	a	4,663
DGB Financial Group	234	a	2,265
Dongbu Insurance	157	a	7,609
Doosan	75		7,107
Doosan Heavy Industries & Construction	324	a	6,850
Doosan Infracore	621	a	5,738
GS Engineering & Construction	185	a	4,226
Halla Visteon Climate Control	99	a	4,185
Hankook Tire	95	a	4,558
Hanwha	804	a	20,022
Hanwha Life Insurance	663	a	4,709
Hite Jinro	62	a	1,312
Hotel Shilla	24		2,228
Hyosung	97	a	6,390
Hyundai Development Co-Engineering & Construction	144	a	5,640
Hyundai Engineering & Construction	240	a	9,500
Hyundai Glovis	18	a	3,996
Hyundai Marine & Fire Insurance	236	a	5,627

Hyundai Merchant Marine	301	a	2,811
Hyundai Mobis	89	a	20,072
Hyundai Steel	196		11,732
Hyundai Wia	44	a	6,167
Industrial Bank of Korea	351	a	4,125
Kangwon Land	283	a	8,346
KB Financial Group	362	a	12,095
KCC	6		3,015
Korea Aerospace Industries	53	a	2,258
Korea Gas	76	a	3,124
Korea Investment Holdings	36	a	1,699
Korea Zinc	12	a	4,703
Korean Air Lines	410	a	17,714
KT&G	203		14,912
LG	361	a	20,329
LG Display	1,078		35,202
LG Electronics	941		52,110
LG Household & Health Care	9		5,661
LG Innotek	44		3,905
LS	87	a	3,810
LS Industrial Systems	25	a	1,383
Mirae Asset Securities	70	a	2,965
NCSoft	9		1,653
Orion	2	a	1,912
Paradise	108		2,580
POSCO	184		42,711
S-1	48		3,506
Samsung C&T	368		18,652
Samsung Card	62		2,160
Samsung Electronics	246		304,060
Samsung Fire & Marine Insurance	96		25,845
Samsung Heavy Industries	415		6,734
Samsung Life Insurance	115		11,776
Samsung Securities	141	a	6,095
Shinhan Financial Group	627	a	25,643
Shinsegae	12		1,760
SK C&C	54	a	11,545
SK Holdings	166	a	25,801
SK Hynix	1,362		58,727
SK Networks	1,277	a	10,920
SK Telecom	27		7,070
			982,841
Taiwan--15.6%
Acer	22,000	a	14,294
Advanced Semiconductor Engineering	18,000		22,665
Asia Cement	5,000		6,023
Asustek Computer	2,000		20,968
AU Optronics	49,000		26,609
Catcher Technology	1,000		8,749
Cathay Financial Holding	10,000		14,305
Chailease Holding	1,000		2,360
Chang Hwa Commercial Bank	4,000		2,258
Chicony Electronics	2,000		5,517
China Development Financial Holding	14,000		4,600
China Life Insurance	7,000		5,856
China Motor	2,000		1,719
China Steel	27,000		22,817
Chunghwa Telecom	15,000		45,351
Clevo	1,000		1,519
Compal Electronics	25,000		18,248

CTBC Financial Holding	9,332		5,921
CTCI	2,000		3,164
Delta Electronics	3,000		18,333
E.Sun Financial Holding	2,000		1,228
Epistar	1,000		1,774
EVA Airways	5,000	a	3,813
Far Eastern Department Stores	3,000		2,561
Far Eastern New Century	11,000		11,063
Far EasTone Telecommunications	6,000		14,665
First Financial Holding	4,000		2,334
Formosa Petrochemical	4,000		8,549
Formosa Plastics	6,000		14,527
Formosa Taffeta	2,000		2,018
Foxconn Technology	1,000		2,709
Fubon Financial Holding	9,000		14,260
Giant Manufacturing	1,000		8,694
Highwealth Construction	2,000		4,055
Hon Hai Precision Industry	55,000		150,359
Hua Nan Financial Holdings	2,000		1,109
Innolux	39,000		18,885
Inotera Memories	3,000	a	4,360
Inventec	12,000		8,908
Kinsus Interconnect Technology	1,000		3,206
Lite-On Technology	6,000		7,387
MediaTek	3,000		45,806
Mega Financial Holding	13,000		9,937
Nan Ya Plastics	13,000		26,131
Novatek Microelectronics	2,000		11,110
Pegatron	22,000		59,102
Pou Chen	9,000		12,275
Powertech Technology	3,000	a	5,002
President Chain Store	1,000		7,673
Quanta Computer	11,000		26,788
Radiant Opto-Electronics	1,000		3,156
Realtek Semiconductor	1,000		3,054
Ruentex Industries	1,000		2,154
Shin Kong Financial Holding	13,705		3,812
Siliconware Precision Industries	12,000		20,295
Simplo Technology	1,000		4,932
SinoPac Financial Holdings	7,000		2,845
Synnex Technology International	3,000		4,307
Taishin Financial Holdings	20,000		8,174
Taiwan Cement	13,000		17,499
Taiwan Fertilizer	1,000		1,740
Taiwan Mobile	4,000		13,191
Taiwan Semiconductor Manufacturing	47,000		208,697
Teco Electric & Machinery	3,000		2,793
Transcend Information	1,000		3,177
TSRC	2,000		2,373
Uni-President Enterprises	11,000		17,525
Unimicron Technology	3,000		2,065
United Microelectronics	30,000		14,611
Vanguard International Semiconductor	1,000		1,701
Wistron	18,000		16,453
WPG Holdings	12,000		14,894
Yang Ming Marine Transport	4,000	a	2,135
Yuanta Financial Holding	8,000		3,840
Yulon Motor	1,000		1,460
Zhen Ding Technology Holding	1,000		2,811
			1,121,258

Thailand--2.6%
Advanced Info Service	2,000		14,930
Airports of Thailand	300		2,962
Bangkok Bank	600		3,488
Bangkok Bank	600		3,515
Bangkok Dusit Medical Services, Cl. F	2,200		1,250
Banpu	2,900		2,150
BEC World	1,800		2,827
Bumrungrad Hospital	300		1,429
Central Pattana	600		818
Charoen Pokphand Foods	5,700		4,389
Glow Energy	1,400		3,892
Indorama Ventures	6,100		4,050
IRPC	22,900		2,392
Kasikornbank	900		6,074
Kasikornbank	3,700		25,256
Krung Thai Bank	3,700		2,551
Minor International	900		992
PTT	5,000		52,764
PTT Exploration & Production	2,500		8,396
PTT Global Chemical	4,000		6,899
Siam Cement	200		3,026
Siam Cement	600		9,113
Siam Commercial Bank	2,200		12,011
Thai Oil	3,800		5,941
TMB Bank	14,100		1,332
True	3,900	a	1,613
			184,060
Turkey--1.9%
Akbank	2,015		7,357
Arcelik	571		3,634
BIM Birlesik Magazalar	337		6,817
Cola-Cola Icecek	45		908
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,196		1,565
Enka Insaat ve Sanayi	1,032		2,091
Eregli Demir ve Celik Fabrikalari	6,873		12,355
Ford Otomotiv Sanayi	166		2,307
Haci Omer Sabanci Holding	1,710		7,219
KOC Holding	2,776		14,434
Koza Altin Isletmeleri	112		888
TAV Havalimananlari Holdings	445		3,328
Tofas Turk Otomobil Fabrikasi	715		4,776
Tupras Turkiye Petrol Rafinerileri	846		18,352
Turk Hava Yollari	2,136	a	8,169
Turk Telekomunikasyon	2,354		7,061
Turkiye Garanti Bankasi	2,749		11,593
Turkiye Halk Bankasi	755		4,860
Turkiye Is Bankasi, Cl. C	3,516		10,218
Turkiye Sise ve Cam Fabrikalari	2,029		3,175
Turkiye Vakiflar Bankasi, Cl. D	719		1,675
Ulker Biskuvi Sanayi	218		1,725
Yapi ve Kredi Bankasi	1,012		2,097
			136,604
United Arab Emirates--.3%
Abu Dhabi Commercial Bank	2,406		4,517
Aldar Properties	2,492		1,587
Arabtec Holding	680	a	533
DP World	123		2,417
Dubai Financial Market	1,209		615
Dubai Islamic Bank	618		1,091

Emaar Properties	1,779		3,223
First Gulf Bank	479		2,212
National Bank of Abu Dhabi	498		1,739
			17,934
United States--4.2%
iShares MSCI India ETF	9,300		298,623
Total Common Stocks
(cost $7,435,739)			6,768,605

Preferred Stocks--5.8%
Brazil--3.8%
AES Tiete	800		4,937
Banco Bradesco	3,700		46,511
Bradespar	800		3,461
Braskem, Cl. A	600		2,784
Centrais Eletricas Brasileiras, Cl. B	2,000		4,577
Cia Brasileira de Distribuicao	700		23,244
Cia Energetica de Minas Gerais	7,400		32,846
Cia Energetica de Sao Paulo, Cl. B	1,200		10,536
Cia Paranaense de Energia, Cl. B	500		5,814
Itau Unibanco Holding	6,200		76,020
Itausa - Investimentos Itau	13,100		44,623
Lojas Americanas	600		3,477
Metalurgica Gerdau	3,900		14,302
Usinas Siderurgicas de Minas Gerais, Cl. A	1,000	a	1,248
			274,380
Chile--.1%
Sociedad Quimica y Minera de Chile, Cl. B	151		3,607
Colombia--.0%
Banco Davivienda	46		483
Bancolombia	164		1,941
Grupo Argos	82		622
Grupo de Inversiones Suramericana	31		442
			3,488
Russia--1.4%
AK Transneft	30		61,637
Surgutneftegas	62,000		37,335
			98,972
South Korea--.5%
Samsung Electronics	37		35,851
Total Preferred Stocks
(cost $539,927)			416,298
	Number of
Rights--.0%	Rights		Value ($)
South Korea--.0%
Hyundai Merchant Marine, Cl. R	46	a	124
Hong Kong--.0%
China Resources Land	444	a	96
(cost $771)			220
	Number of
Warrants--.0%	Warrants		Value ($)
Thailand--.0%
Minor International (11/3/17)	45	a	8
(cost $0)
Total Investments (cost $7,976,437)	99.8%		7,185,131
Cash and Receivables (Net)	.2%		13,730
Net Assets	100.0%		7,198,861

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

GDR - Global Depository Receipts
MICEX - Moscow Interbank Currency Exchange
RTS - Russian Trading System

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2015, the value of this security amounted to $16,703 or .2% of net assets.

At January 31, 2015, net unrealized depreciation on investments was $791,306 of which $297,668 related to appreciated investment securities and $1,088,974 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.6
Information Technology	18.5
Energy	14.0
Telecommunication Services	10.1
Materials	7.7
Industrial	7.6
Consumer Staples	5.0
Consumer Discretionary	4.4
Exchange-Traded Funds	4.2
Utilities	4.0
Health Care	.7
99.8

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)					Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	55,657	6,414,323	++	-	6,469,980
Equity Securities - Foreign Preferred Stocks+	-	416,300	++	-	416,300
Exchange-Traded Funds	298,623	-		-	298,623
Rights+	220	-		-	220
Warrants+	8	-		-	8

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
January 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Australia--2.3%
AGL Energy	336		3,700
Amcor	883		8,720
AMP	2,822		12,571
APA Group	167		1,058
Asciano	327		1,521
Aurizon Holdings	985		3,764
AusNet Services	985		1,069
Australia & New Zealand Banking Group	1,305		33,297
Bank of Queensland	107		1,036
Bendigo & Adelaide Bank	124		1,284
Boral	569		2,461
Brambles	1,148		9,404
Caltex Australia	158		4,078
Cochlear	23		1,478
Commonwealth Bank of Australia	767		52,998
Computershare	252		2,265
Crown Resorts	206		2,166
CSL	345		23,499
Dexus Property Group	773		4,612
Federation Centres	262		614
Flight Centre Travel Group	30		877
Fortescue Metals Group	1,418		2,569
Goodman Group	233		1,104
GPT Group	1,570		5,498
Harvey Norman Holdings	294		899
Insurance Australia Group	2,043		10,116
James Hardie Industries-CDI	163		1,632
Leighton Holdings	141		2,243
Lend Lease Group	464		5,992
Macquarie Group	231		11,063
Metcash	1,728		1,948
Mirvac Group	1,178		1,760
National Australia Bank	688		18,956
Newcrest Mining	555		5,986
Novion Property Group	703		1,263
Orica	439		6,143
Origin Energy	618		5,123
Qantas Airways	2,600	a	5,237
QBE Insurance Group	779		6,374
Ramsay Health Care	73		3,359
REA Group	10		383
Santos	380		2,340
Seek	70		964
Sonic Healthcare	259		3,781
Stockland	2,638		8,935
Suncorp Group	741		8,431
Sydney Airport	527		2,036
Tabcorp Holdings	937		3,322
Telstra	6,635		33,457
Toll Holdings	1,094		5,222
TPG Telecom	107		553
Transurban Group	186		1,333

Treasury Wine Estates	243		923
Wesfarmers	477		16,090
Westpac Banking	3,012		80,471
Woodside Petroleum	407		10,896
WorleyParsons	454		3,416
			452,290
Austria--.1%
OMV	182		4,510
Vienna Insurance Group	56		2,375
Voestalpine	177		6,265
			13,150
Belgium--.7%
Ageas	534		18,257
Anheuser-Busch InBev	590		72,015
Belgacom	212		7,888
Colruyt	85		3,920
KBC Groep	203		10,894
Solvay	43		5,869
Telenet Group Holding	54	a	2,993
UCB	25		1,942
Umicore	134		5,612
			129,390
Canada--2.8%
Alimentation Couche Tard, Cl. B	400		15,673
ARC Resources	200		3,620
ATCO, Cl. I	100		3,871
Bank of Montreal	300		17,218
Bank of Nova Scotia	400		19,221
Baytex Energy	100		1,552
BCE	340		15,615
Bombardier, Cl. B	1,600		3,652
Brookfield Asset Management, Cl. A	300		15,287
CAE	100		1,232
Canadian Imperial Bank of Commerce	300		20,818
Canadian National Railway	300		19,766
Canadian Natural Resources	900		26,093
Canadian Oil Sands	500		3,089
Cenovus Energy	900		17,048
CGI Group, Cl. A	200	a	7,925
CI Financial	200		5,100
Crescent Point Energy	100		2,377
Enbridge	400		19,375
Enerplus	200		1,941
Finning International	200		3,297
Fortis	100		3,298
Great-West Lifeco	200		5,070
Husky Energy	400		8,609
Imperial Oil	200		7,435
Industrial Alliance Insurance & Financial Services	100		3,184
Loblaw	200		9,936
Magna International	200		19,216
Manulife Financial	800		12,831
MEG Energy	100	a	1,525
Metro	100		7,914
National Bank of Canada	100		3,479
New Gold	100	a	438
Onex	100		5,489
Pacific Rubiales Energy	300		696
Pembina Pipeline	100		3,107

Pengrowth Energy	300		803
Penn West Petroleum	800		1,209
Power Corporation of Canada	600		14,468
Power Financial	300		8,096
Rogers Communications, Cl. B	300		10,667
Royal Bank of Canada	800		45,166
Saputo	200		5,751
Shaw Communications, Cl. B	400		9,236
Sun Life Financial	500		15,291
Suncor Energy	2,100		62,635
TELUS	200		6,861
Thomson Reuters	300		11,512
Toronto-Dominion Bank	700		27,874
TransAlta	200		1,750
TransCanada	300		13,349
Vermillion Energy	100		4,405
			555,070
China--.0%
Yangzijiang Shipbuilding Holdings	2,000		1,828
Denmark--.4%
Coloplast, Cl. B	37		2,919
Danske Bank	190		4,914
DSV	286		9,004
Novo Nordisk, Cl. B	773		34,578
Novozymes, Cl. B	86		3,923
Pandora	66		4,732
TDC	2,072		15,354
Tryg	17		1,993
Vestas Wind Systems	179	a	6,993
William Demant Holding	9	a	683
			85,093
Finland--.4%
Elisa	233		6,196
Fortum	503		10,721
Kone, Cl. B	173		7,789
Neste Oil	252		6,962
Orion, Cl. B	105		3,460
Sampo, Cl. A	342		16,551
Stora Enso, Cl. R	592		5,736
UPM-Kymmene	911		15,992
Wartsila	116		5,387
			78,794
France--3.0%
Accor	52		2,601
Aeroports de Paris	14		1,682
Air Liquide	121		15,290
Airbus Group	2,230		52,456
Airbus Group	627		33,388
Bureau Veritas	101		2,145
Cap Gemini	107		7,779
Carrefour	1,232		38,606
Casino Guichard Perrachon	152		13,805
Christian Dior	77		13,342
Cie Generale des Etablissements Michelin	214		20,943
CNP Assurances	431		7,578
Dassault Systemes	27		1,670
Edenred	63		1,815
Electricite de France	450		12,233
Essilor International	79		8,831

Eurazeo	30		2,107
Eutelsat Communications	117		4,020
Fonciere des Regions	23		2,361
GDF Suez	2,352		52,319
Gecina	10		1,312
Groupe Eurotunnel	190		2,553
Hermes International	9		3,054
Iliad	8		1,859
Imerys	26		1,882
Klepierre	90		4,248
Lagardere	120		3,284
Legrand	129		6,930
LVMH Moet Hennessy Louis Vuitton	132		21,313
Orange	3,255		57,336
Peugeot	551	a	7,967
Publicis Groupe	79		5,923
Renault	156		12,002
Safran	255		17,007
Schneider Electric	192		14,466
SCOR	268		8,352
Societe BIC	21		2,985
Sodexo	77		7,661
Suez Environnement	493		9,058
Technip	126		7,416
Thales	77		4,064
Valeo	135		19,133
Veolia Environnement	652		11,942
Vinci	1,032		54,528
Zodiac Aerospace	73		2,428
			583,574
Germany--4.7%
Allianz	817		135,097
BASF	728		65,367
Bayer	415		59,967
Bayerische Motoren Werke	390		45,547
Beiersdorf	24		2,109
Brenntag	134		7,315
Celesio	63		1,868
Continental	130		29,467
Daimler	1,413		128,420
Deutsche Lufthansa	522		8,875
Deutsche Post	1,464		47,577
Deutsche Telekom	4,301		74,246
Deutsche Wohnen-BR	52		1,355
E.ON	4,428		68,568
Fresenius & Co.	226		12,960
Fresenius Medical Care & Co.	94		6,973
Hannover Rueck	90		8,078
HeidelbergCement	115		8,475
Henkel & Co.	59		6,053
HOCHTIEF	74		5,161
HUGO BOSS	16		2,064
Infineon Technologies	558		6,296
K+S	132		4,177
Kabel Deutschland Holding	6		817
Merck	64		6,410
METRO	213	a	6,570
Muenchener Rueckversicherungs	377		75,798
OSRAM Licht	86		3,965

ProSiebenSat.1 Media	64		2,843
Siemens	422		44,324
Telefonica Deutschland Holding	846	a	4,712
ThyssenKrupp	866	a	22,588
TUI	351	a	6,069
United Internet	114		4,954
Volkswagen	27		6,013
			921,078
Hong Kong--.6%
AIA Group	2,200		12,731
ASM Pacific Technology	100		906
Bank of East Asia	400		1,653
BOC Hong Kong Holdings	3,000		10,490
Cathay Pacific Airways	1,000		2,328
CLP Holdings	1,500		13,344
Galaxy Entertainment Group	1,000		5,232
Hang Seng Bank	300		5,247
HKT Trust	1,000		1,307
Hong Kong & China Gas	2,000		4,573
Hong Kong Exchanges & Clearing	200		4,587
Hutchison Whampoa	1,000		13,161
Kerry Properties	500		1,767
Link REIT	500		3,375
Michel Kors	500		2,212
Michael Kors Holdings	100	a	7,079
NWS Holdings	1,000		1,859
PCCW	6,000		3,982
Power Assets Holdings	500		5,226
SJM Holdings	1,000		1,452
Sun Hung Kai Properties	1,000		16,238
Swire Pacific, Cl. A	500		6,683
Swire Properties	400		1,283
Techtronic Industries	500		1,635
Yue Yuen Industrial Holdings	500		1,857
			130,207
Ireland--.1%
CRH	604		14,535
Kerry Group, Cl. A	44		3,191
Ryanair Holdings, ADR	24	a	1,584
			19,310
Israel--.2%
Bank Hapoalim	579		2,578
Bezeq The Israeli Telecommunication	5,453		8,724
Israel Chemicals	547		3,932
Mizrahi Tefahot Bank	45	a	492
NICE Systems	28		1,371
Teva Pharmaceutical Industries	394		22,417
			39,514
Italy--1.1%
Assicurazioni Generali	2,415		50,972
Atlantia	303		7,798
Banca Monte dei Paschi di Siena	559	a	252
Enel	10,909		49,321
Eni	2,019		34,299
EXOR	595		24,275
Finmeccanica	308	a	3,363
Intesa Sanpaolo	2,138		6,248
Intesa Sanpaolo-RSP	171		435
Luxottica Group	52		3,092

Pirelli & C.	131		1,853
Saipem	304		2,747
Snam	2,997		14,632
Terna Rete Elettrica Nazionale	1,590		6,955
Unione di Banche Italiane	224		1,538
UnipolSai	1,044		2,891
			210,671
Japan--9.3%
Advantest	100		1,273
Aeon	1,200		12,681
Aisin Seiki	200		6,978
Alfresa Holdings	800		9,497
Amada	200		1,823
Asahi Group Holdings	300		9,791
Asahi Kasei	2,000		19,825
Asics	100		2,450
Astellas Pharma	1,100		16,931
Bandai Namco Holdings	100		2,026
Benesse Holdings	100		2,977
Bridgestone	800		32,013
Brother Industries	300		5,129
Canon	900		28,385
Casio Computer	200		3,133
Central Japan Railway	200		34,287
Chubu Electric Power	1,300	a	17,182
Chugai Pharmaceutical	100		2,981
Citizen Holdings	300		2,381
Credit Saison	100		1,682
Dai Nippon Printing	1,000		9,001
Dai-ichi Life Insurance	3,600		48,270
Daihatsu Motor	200		2,797
Daiichi Sankyo	300		4,347
Daikin Industries	200		13,953
Daito Trust Construction	100		11,103
Daiwa House Industry	1,100		20,272
Denso	300		13,261
Dentsu	100		4,108
East Japan Railway	300		23,178
FANUC	100		16,794
Fuji Electric	1,000		4,276
Fuji Heavy Industries	800		28,706
FUJIFILM Holdings	400		13,437
Fujitsu	5,000		26,397
GungHo Online Entertainment	200		679
Hakuhodo DY Holdings	300		2,985
Hankyu Hanshin Holdings	1,000		5,557
Hino Motors	300		4,259
Hitachi	3,000		22,686
Hitachi Chemical	100		2,014
Hitachi Construction Machinery	100		1,855
Hokuhoku Financial Group	2,000		4,125
Hokuriku Electric Power	400		5,655
Hoya	300		11,620
Ibiden	100		1,503
Idemitsu Kosan	300		5,011
IHI	2,000		10,420
Isuzu Motors	500		6,641
ITOCHU	3,800		38,554
Iyo Bank	100		1,154

J Front Retailing	300		3,829
Japan Airlines	200		6,714
JFE Holdings	800		17,577
JTEKT	300		4,958
JX Holdings	2,600		9,586
Kajima	1,000		3,965
Kansai Electric Power	600	a	5,799
Kao	500		21,917
Kawasaki Heavy Industries	2,000		9,591
KDDI	600		42,332
Kintetsu	3,000		10,576
Kirin Holdings	1,200		16,126
Kobe Steel	6,000		10,539
Koito Manufacturing	100		3,248
Komatsu	700		13,766
Konica Minolta	400		4,381
Kubota	1,000		14,849
Kuraray	200		2,513
Kyushu Electric Power	400	a	3,861
LIXIL Group	300		5,856
Makita	100		4,440
Marubeni	3,700		20,418
Mazda Motor	600		12,287
Medipal Holdings	700		8,150
Mitsubishi	1,600		27,934
Mitsubishi Chemical Holdings	2,100		10,890
Mitsubishi Electric	3,000		34,722
Mitsubishi Heavy Industries	5,000		27,614
Mitsubishi Materials	2,000		6,312
Mitsubishi Motors	600		5,077
Mitsubishi UFJ Financial Group	4,600		24,489
Mitsubishi UFJ Lease & Finance	500		2,167
Mitsui & Co.	1,800		22,843
Mitsui Chemicals	2,000		5,851
Murata Manufacturing	100		10,789
Nabtesco	100		2,586
NEC	3,000		8,449
NGK Spark Plug	100		2,954
NHK Spring	100		903
Nidec	100		6,811
Nippon Express	1,000		5,841
Nippon Steel & Sumitomo Metal	11,000		25,715
Nippon Telegraph & Telephone	700		41,560
Nippon Yusen	4,000		11,892
Nissan Motor	1,800		15,395
Nisshin Seifun Group	220		2,697
Nitto Denko	100		5,971
NOK	100		2,866
Nomura Real Estate Holdings	100		1,685
NTT DOCOMO	800		13,537
Obayashi	1,000		6,344
Oji Holdings	1,000		3,779
Omron	200		7,988
ORIX	1,600		18,295
Osaka Gas	2,000		7,892
Otsuka Holdings	200		6,188
Park24	100		1,712
Resona Holdings	3,500		17,344
Ricoh	1,300		12,680

Secom	200		11,609
Seiko Epson	200		8,118
Sekisui House	700		9,038
Seven & I Holdings	800		29,301
Seven Bank	200		896
Sharp	3,000	a	5,871
Shikoku Electric Power	100	a	1,256
Shimizu	1,000		6,909
Shin-Etsu Chemical	100		6,624
Shiseido	500		8,012
Showa Shell Sekiyu	700		6,842
SoftBank	600		35,192
Sompo Japan Nipponkoa Holdings	300		8,328
Sony Financial Holdings	200		2,781
Stanley Electric	100		2,225
Sumitomo	1,900		18,735
Sumitomo Chemical	3,000		11,824
Sumitomo Dainippon Pharma	100		1,053
Sumitomo Rubber Industries	400		6,225
Suntory Beverage & Food	100		3,505
Suruga Bank	100		1,874
Suzuken	300		8,448
Suzuki Motor	400		12,663
T&D Holdings	900		10,151
Taiheiyo Cement	2,000		5,879
Taisei	2,000		11,618
TDK	100		6,227
Teijin	2,000		5,953
Tobu Railway	1,000		4,797
Toho Gas	1,000		5,439
Tohoku Electric Power	1,100		13,843
Tokio Marine Holdings	800		27,915
Tokyo Electric Power	7,500	a	31,827
Tokyo Gas	4,000		23,864
Tokyu	1,000		6,618
Toppan Printing	1,000		6,686
Toshiba	6,000		24,012
Toyo Seikan Group Holdings	100		1,287
Toyoda Gosei	100		2,206
Toyota Industries	100		5,360
Toyota Motor	2,000		128,757
Toyota Tsusho	800		18,982
USS	100		1,568
West Japan Railway	200		10,290
Yahoo! Japan	300		1,012
Yamada Denki	1,700		6,304
Yamaha	200		2,922
Yamaha Motor	400		8,782
Yamato Holdings	200		4,529
Yaskawa Electric	100		1,279
Yokogawa Electric	100		1,049
			1,831,578
Luxembourg--.1%
Millicom International Cellular, SDR	79		5,033
RTL Group	52		4,909
SES	115		4,193
Tenaris	331		4,669
			18,804

Macau--.0%

MGM China Holdings	400		970
Sands China	1,200		5,804
Wynn Macau	400		1,101
			7,875
Netherlands--.9%
Aegon	1,805		12,890
Boskalis Westminster	42		1,861
CNH Industrial	1,301		9,882
Corio	14		749
Delta Lloyd	151		2,860
Gemalto	14		1,014
Heineken Holding	75		4,916
ING Groep	1,616	a	20,105
Koninklijke Ahold	2,381		43,033
Koninklijke Philips	718		19,839
OCI	34	a	1,197
QIAGEN	39	a	896
Randstad Holding	191		10,087
Reed Elsevier	130		3,185
STMicroelectronics	529		4,416
Unilever	750		32,596
Wolters Kluwer	299		8,948
			178,474
New Zealand--.1%
Contact Energy	164		842
Fletcher Building	498		3,026
Ryman Healthcare	52		311
Spark New Zealand	2,823		6,762
			10,941
Norway--.4%
DNB	253		3,662
Gjensidige Forsikring	174		2,938
Norsk Hydro	580		3,404
Orkla	786		5,798
Seadrill	434		4,650
Statoil	2,201		36,705
Telenor	984		21,100
Yara International	208		10,825
			89,082
Portugal--.1%
Energias de Portugal	3,207		12,198
Jeronimo Martins	230		2,478
			14,676
Singapore--.4%
Avago Technologies	100		10,288
CapitaMall Trust	1,000		1,545
ComfortDelGro	2,000		4,238
DBS Group Holdings	1,000		14,565
Genting Singapore	1,000		795
Noble Group	18,000		14,129
Olam International	1,000		1,451
Oversea-Chinese Banking	1,000		7,663
Sembcorp Industries	1,000		3,178
Singapore Technologies Engineering	1,000		2,479
Singapore Telecommunications	7,000		21,075
StarHub	1,000		3,088
			84,494
Spain--.9%
Abertis Infraestructuras	209		4,093

ACS Actividades de Construccion y Servicios	454		15,766
Amadeus IT Holding, Cl. A	150		6,012
Banco de Sabadell	987		2,488
Bankia	259	a	338
Distribuidora Internacional de Alimentacion	525		3,388
Enagas	249		7,898
Ferrovial	521		10,321
Gas Natural SDG	598		13,996
Grifols	64		2,684
Iberdrola	4,943		34,105
Inditex	321		9,469
Mapfre	1,145		3,847
Red Electrica	98		8,341
Telefonica	3,737		56,002
Zardoya Otis	67		762
			179,510
Sweden--1.3%
Alfa Laval	184		3,414
Assa Abloy, Cl. B	99		5,402
Atlas Copco, Cl. A	303		8,966
Atlas Copco, Cl. B	176		4,812
Electrolux, Ser. B	324		10,021
Elekta, Cl. B	81		869
Ericsson, Cl. B	3,907		47,456
Getinge, Cl. B	104		2,563
Hennes & Mauritz, Cl. B	751		30,869
Hexagon, Cl. B	43		1,361
Husqvarna, Cl. B	565		3,920
Industrivarden, Cl. C	55		979
Investment AB Kinnevik, Cl. B	63		1,880
Investor, Cl. B	271		9,857
Nordea Bank	2,479		31,436
Securitas, Cl. B	618		7,526
Skandinaviska Enskilda Banken, Cl. A	539		6,486
Skanska, Cl. B	651		14,410
Svenska Cellulosa, Cl. B	590		14,258
Svenska Handelsbanken, Cl. A	252		11,945
Swedbank, Cl. A	363		8,776
Swedish Match	218		7,092
TeliaSonera	2,004		12,346
Volvo, Cl. B	1,367		15,983
			262,627
Switzerland--2.7%
Actelion	49	a	5,422
Adecco	351		26,274
Aryzta	43	a	3,231
Baloise Holding	82		10,683
Cie Financiere Richemont	117		9,723
EMS-Chemie Holding	4		1,542
Geberit	22		7,534
Givaudan	5	a	9,133
Holcim	100		6,999
Julius Baer Group	42	a	1,711
Kuehne + Nagel International	52		7,155
Lonza Group	31	a	3,674
Nestle	1,438		110,146
Partners Group Holding	6		1,600
Roche Holding	342		92,392
Schindler Holding	9		1,309

Schindler Holding-PC	20		2,970
SGS	2		3,799
Sika-BR	2		6,860
Sonova Holding	17		2,236
Swatch Group	15		1,101
Swatch Group-BR	9		3,585
Swiss Life Holding	44	a	9,832
Swiss Prime Site	33	a	2,865
Swiss Re	591		53,401
Swisscom	24		14,094
Syngenta	50		16,274
UBS Group	1,531	a	25,661
Zurich Insurance Group	279		92,619
			533,825
United Kingdom--8.3%
Aberdeen Asset Management	309		2,031
Admiral Group	179		3,898
Aggreko	196		4,576
AMEC	291		3,486
ARM Holdings	113		1,763
ASOS	10	a	410
Associated British Foods	197		9,164
Aviva	2,951		23,446
Babcock International Group	386		5,833
BP	23,347		150,314
British American Tobacco	1,728		97,287
British Land	276		3,444
BT Group	8,316		52,272
Bunzl	421		12,010
Burberry Group	159		4,135
Capita	322		5,414
Carnival	77		3,454
Centrica	4,392		19,396
Cobham	455		2,233
Compass Group	1,423		24,638
Croda International	61		2,438
Direct Line Insurance Group	1,430		6,724
Dixons Carphone	503		3,293
easyJet	191		5,350
Experian	454		8,008
Fiat Chrysler Automobiles	4,082	a	53,766
Fiat Chrysler Automobiles	1,384		7,657
GlaxoSmithKline	4,171		91,806
Glencore	9,985		37,243
Hammerson	354		3,669
Hargreaves Lansdown	43		652
ICAP	436		3,065
IMI	290		5,558
Imperial Tobacco Group	1,294		60,789
International Consolidated Airlines Group	1,327	a	10,857
Indivior	289	a	757
Inmarsat	247		3,100
InterContinental Hotels Group	205		8,206
Intertek Group	69		2,375
Intu Properties	270		1,481
Investec	314		2,638
ITV	2,611		8,634
J Sainsbury	1,630		6,232
Johnson Matthey	241		11,819

Kingfisher	3,395		17,505
Land Securities Group	339		6,495
Legal & General Group	3,542		14,269
Liberty Global, Cl. A	118	a	5,513
Liberty Global, Ser. C	355	a	16,184
Lloyds Banking Group	7,393	a	8,206
London Stock Exchange Group	50		1,776
Marks & Spencer Group	1,669		12,167
Meggitt	276		2,236
National Grid	1,968		27,679
Next	182		19,803
Old Mutual	7,750		24,214
Persimmon	227		5,419
Prudential	1,990		48,406
Randgold Resources	15		1,281
Reckitt Benckiser Group	289		24,477
Reed Elsevier	215		3,739
Rexam	941		6,011
Rolls-Royce Holdings	811		10,876
Royal Dutch Shell, Cl. A	5,303		162,258
Royal Dutch Shell, Cl. B	3,291		104,776
Royal Mail	590		3,857
Sage Group	1,138		8,203
Schroders	67		2,914
Segro	298		1,847
Subsea 7	149		1,266
Severn Trent	333		10,788
Shire	152		11,110
Sky	1,083		15,117
Smith & Nephew	212		3,791
Smiths Group	199		3,368
Sports Direct International	121	a	1,293
SSE	1,120		27,120
Standard Life	3,239		19,599
Subsea 7	514		5,247
Travis Perkins	223		6,445
Unilever	592		26,083
United Utilities Group	842		13,009
Vodafone Group	34,669		122,103
Weir Group	99		2,502
Whitbread	90		6,775
William Hill	219		1,242
Wolseley	187		10,857
WPP	1,055		23,258
			1,626,405
United States--58.6%
3M	510		82,773
AbbVie	920		55,522
Accenture, Cl. A	720		60,502
ACE	210		22,672
Activision Blizzard	510		10,656
Adobe Systems	100	a	7,013
ADT	510		17,544
Advance Auto Parts	100		15,900
Aetna	720		66,110
Aflac	410		23,403
Air Products & Chemicals	100		14,561
Airgas	100		11,264
Akamai Technologies	100	a	5,816

Albemarle	100		4,826
Alcoa	820		12,833
Allergan	100		21,926
Allstate	620		43,270
Ally Financial	310	a	5,800
Altera	100		3,293
Altria Group	2,360		125,316
American Airlines Group	200		9,816
American Electric Power	620		38,942
American Express	510		41,152
American International Group	1,130		55,223
American Tower	100	b	9,695
American Water Works	100		5,614
Ameriprise Financial	310		38,731
AmerisourceBergen	620		58,931
AMETEK	100		4,790
Amgen	620		94,401
Amphenol, Cl. A	200		10,742
Anadarko Petroleum	210		17,168
Analog Devices	100		5,211
Annaly Capital Management	500	b	5,280
Anthem	620		83,675
Aon	310		27,916
Apple	3,490		408,888
Applied Materials	600		13,704
Arch Capital Group	100	a	5,797
Archer-Daniels-Midland	820		38,237
Arrow Electronics	200	a	11,008
Ashland	100		11,852
Assurant	200		12,702
AT&T	5,740		188,961
Automatic Data Processing	310		25,584
AutoNation	100	a	5,962
Avery Dennison	100		5,227
Axis Capital Holdings	200		10,180
Baker Hughes	210		12,178
Ball	210		13,299
Bank of America	3,590		54,389
Becton Dickinson & Co.	100		13,808
Bed Bath & Beyond	210	a	15,702
Berkshire Hathaway, Cl. B	410	a	59,003
Best Buy	720		25,344
Biogen Idec	100	a	38,916
BlackRock	100		34,051
Boeing	820		119,203
BorgWarner	100		5,401
Boston Scientific	500	a	7,405
Bristol-Myers Squibb	510		30,738
Broadcom, Cl. A	100		4,244
Bunge	210		18,801
C.H. Robinson Worldwide	210		14,956
C.R. Bard	100		17,103
Cablevision Systems (NY Group), Cl. A	500		9,460
Cabot Oil & Gas	100		2,650
California Resources	328	a	1,679
Cameron International	210	a	9,404
Capital One Financial	210		15,374
Cardinal Health	610		50,746
CareFusion	100	a	5,930

Carnival	200		8,792
Caterpillar	610		48,782
CBRE Group, Cl. A	210	a	6,791
CBS, Cl. B	310		16,991
CDK Global	100		4,516
Celanese, Ser. A	200		10,752
Celgene	310	a	36,940
CenterPoint Energy	410		9,467
CenturyLink	610		22,674
Charles Schwab	200		5,196
Chevron	210		21,531
Chubb	310		30,349
Church & Dwight	100		8,092
Cigna	310		33,117
Cincinnati Financial	100		5,051
Cintas	100		7,870
Cisco Systems	4,000		105,460
CIT Group	100		4,382
Citrix Systems	100	a	5,926
Clorox	100		10,671
CMS Energy	210		7,923
Coca-Cola	1,640		67,519
Coca-Cola Enterprises	410		17,261
Cognizant Technology Solutions, Cl. A	200	a	10,826
Colgate-Palmolive	510		34,435
Comcast, Cl. A	1,230		65,368
Comcast, Cl. A (Special)	210		11,109
Comerica	100		4,150
Computer Sciences	210		12,743
ConocoPhillips	2,250		141,705
Consolidated Edison	310		21,477
Constellation Brands, Cl. A	100	a	11,045
Corning	920		21,868
Costco Wholesale	510		72,925
Crown Castle International	100		8,651
Crown Holdings	200	a	8,862
CSX	820		27,306
Cummins	100		13,946
CVS Health	1,850		181,596
Danaher	100		8,238
DaVita HealthCare Partners	100	a	7,506
Deere & Co.	310		26,409
Delphi Automotive	510		35,052
Delta Air Lines	410		19,397
Denbury Resources	200		1,380
Devon Energy	410		24,711
Dick's Sporting Goods	100		5,165
DIRECTV	510	a	43,493
Discover Financial Services	410		22,296
Discovery Communications, Cl. A	100	a	2,899
Discovery Communications, Cl. C	310	a	8,643
Dollar General	200	a	13,412
Dollar Tree	200	a	14,220
Dover	200		14,008
Dow Chemical	1,130		51,031
Dr. Pepper Snapple Group	310		23,954
DTE Energy	200		17,932
Duke Energy	410		35,727
Duke Realty	100	b	2,183

Eastman Chemical	100		7,089
Eaton Vance	100		4,025
Ecolab	100		10,377
Edison International	310		21,127
Edwards Lifesciences	100	a	12,535
Electronic Arts	100	a	5,486
Eli Lilly & Co.	720		51,840
EMC	720		18,670
Emerson Electric	610		34,733
Entergy	410		35,879
EOG Resources	310		27,599
Equifax	100		8,446
Equity Residential	100	b	7,761
Estee Lauder, Cl. A	100		7,059
Everest Re Group	100		17,138
Exelon	920		33,157
Expedia	100		8,593
Expeditors International of Washington	100		4,368
Exxon Mobil	4,720		412,622
Facebook, Cl. A	210	a	15,941
Fastenal	100		4,440
FedEx	200		33,822
Fidelity National Information Services	310		19,353
Fifth Third Bancorp	300		5,190
Fiserv	200	a	14,506
Flextronics International	1,000	a	11,120
Flowserve	100		5,449
Fluor	210		11,254
FMC Technologies	100	a	3,748
Ford Motor	2,970		43,689
Fossil Group	100	a	9,780
Franklin Resources	210		10,821
Frontier Communications	1,000		6,715
GameStop, Cl. A	310		10,928
Gap	410		16,888
Garmin	100		5,236
General Dynamics	410		54,616
General Electric	8,100		193,509
General Growth Properties	100	b	3,018
General Mills	410		21,517
Genuine Parts	100		9,294
Genworth Financial, Cl. A	400	a	2,792
Gilead Sciences	720	a	75,478
Goldman Sachs Group	510		87,929
H&R Block	310		10,627
Halliburton	820		32,792
Halyard Health	51	a	2,273
Harley-Davidson	100		6,170
Harris	100		6,713
Hartford Financial Services Group	210		8,169
Hasbro	100		5,492
HCA Holdings	410	a	29,028
HCP	100	b	4,729
Health Care REIT	100	b	8,195
Helmerich & Payne	100		5,956
Henry Schein	100	a	13,807
Herbalife	200		6,096
Hershey	100		10,221
Hertz Global Holdings	200	a	4,104

Hess	310		20,922
Hewlett-Packard	5,840		210,999
Hilton Worldwide Holdings	100	a	2,597
Hologic	100	a	3,037
Home Depot	2,150		224,503
Honeywell International	610		59,634
Hormel Foods	100		5,122
Host Hotels & Resorts	200	b	4,578
Illinois Tool Works	310		28,858
Ingersoll-Rand	310		20,584
Intel	4,710		155,618
International Business Machines	1,130		173,240
Interpublic Group of Companies	400		7,976
Intuit	100		8,682
Invesco	410		15,059
Iron Mountain	224		8,924
J.M. Smucker	100		10,315
Johnson & Johnson	2,050		205,287
Juniper Networks	210		4,773
Kellogg	210		13,772
KeyCorp	300		3,897
Kimberly-Clark	410		44,264
Kimco Realty	200	b	5,530
Kinder Morgan	760		31,198
Kohl's	410		24,485
Kraft Foods Group	410		26,789
Kroger	1,840		127,052
L Brands	210		17,772
L-3 Communications Holdings	100		12,312
Laboratory Corporation of America Holdings	100	a	11,478
Lam Research	100		7,644
Las Vegas Sands	100		5,437
Legg Mason	100		5,544
Leggett & Platt	100		4,263
Lennar, Cl. A	100		4,491
Level 3 Communications	100	a	4,974
Lincoln National	310		15,494
Linear Technology	100		4,494
LKQ	100	a	2,581
Lockheed Martin	510		96,069
Lorillard	310		20,339
Lowe's	1,850		125,356
LyondellBasell Industries, Cl. A	510		40,336
Macy's	410		26,191
Manpowergroup	210		15,305
Marathon Oil	610		16,226
Marathon Petroleum	610		56,480
Marriott International, Cl. A	210		15,645
Marsh & McLennan	510		27,423
Marvell Technology Group	400		6,196
Masco	310		7,700
MasterCard, Cl. A	310		25,429
McCormick & Co.	100		7,139
McGraw-Hill Financial	310		27,726
McKesson	410		87,187
MDU Resources Group	100		2,261
Mead Johnson Nutrition	100		9,849
MeadWestvaco	200		10,056
Medtronic	410		29,274

Merck & Co.	1,540		92,831
MetLife	410		19,065
MGM Resorts International	200	a	3,896
Microchip Technology	100		4,510
Micron Technology	920	a	26,924
Microsoft	3,080		124,432
Molson Coors Brewing, Cl. B	100		7,593
Monsanto	210		24,776
Monster Beverage	100	a	11,695
Moody's	100		9,133
Morgan Stanley	510		17,243
Mosaic	200		9,738
Motorola Solutions	210		13,106
Murphy Oil	310		13,922
Mylan	100	a	5,315
Nabors Industries	210		2,417
NASDAQ OMX Group	100		4,560
National Oilwell Varco	210		11,430
Nielsen	100		4,356
NetApp	310		11,718
New York Community Bancorp	200		3,090
Newell Rubbermaid	310		11,430
News Corp., Cl. A	200	a	2,978
NextEra Energy	200		21,848
NIKE, Cl. B	510		47,048
NiSource	310		13,411
Noble Energy	100		4,774
Nordstrom	200		15,240
Norfolk Southern	310		31,611
Northern Trust	100		6,538
Northrop Grumman	410		64,350
NRG Energy	310		7,645
NVIDIA	300		5,762
O'Reilly Automotive	100	a	18,736
Occidental Petroleum	820		65,600
Oceaneering International	100		5,236
OGE Energy	100		3,518
Omnicare	100		7,498
Omnicom Group	410		29,848
ONEOK	100		4,403
Oracle	1,740		72,889
Owens-Illinois	200	a	4,670
PACCAR	310		18,634
Pall	100		9,676
PartnerRe	100		11,440
Paychex	310		14,031
Pentair	100		6,181
People's United Financial	300		4,221
PepsiCo	1,540		144,421
PetSmart	100		8,171
Pfizer	6,050		189,063
Phillips 66	720		50,630
Pinnacle West Capital	100		7,018
PPG Industries	100		22,288
Praxair	100		12,059
Principal Financial Group	210		9,855
Progressive	820		21,279
Prologis	100	b	4,514
Prudential Financial	410		31,111

Public Storage	100	b	20,084
PulteGroup	200		4,118
QEP Resources	100		2,022
QUALCOMM	720		44,971
Quanta Services	100	a	2,648
Quest Diagnostics	200		14,214
Raymond James Financial	100		5,262
Rayonier	100	b	2,935
Raytheon	410		41,021
Realogy Holdings	100	a	4,650
Regency Centers	100	b	6,856
Regions Financial	300		2,610
RenaissanceRe Holdings	100		9,563
Republic Services	210		8,333
ResMed	100		6,247
Reynolds American	410		27,860
Robert Half International	200		11,612
Rock-Tenn, Cl. A	100		6,490
Rockwell Automation	100		10,892
Rockwell Collins	100		8,562
Ross Stores	210		19,259
Royal Caribbean Cruises	100		7,555
salesforce.com	100	a	5,645
SanDisk	100		7,591
SCANA	100		6,377
Schlumberger	920		75,799
Seagate Technology	510		28,784
Sealed Air	200		8,100
Sears Holdings	210	a	6,686
SEI Investments	100		4,017
Sempra Energy	100		11,192
Sensata Technologies Holding	100	a	4,932
Sherwin-Williams	100		27,127
Simon Property Group	100	b	19,866
Sirius XM Holdings	1,700	a	6,035
Southern	510		25,867
Southwest Airlines	200		9,036
Southwestern Energy	200	a	4,958
Spectra Energy	310		10,366
SPX	100		8,357
St. Jude Medical	210		13,833
Stanley Black & Decker	100		9,365
Staples	1,130		19,267
Starbucks	200		17,506
Starwood Hotels & Resorts Worldwide	100	b	7,197
SunTrust Banks	200		7,684
Superior Energy Services	100		2,000
Symantec	510		12,633
Sysco	610		23,894
T. Rowe Price Group	210		16,531
TD Ameritrade Holding	100		3,239
TE Connectivity	410		27,220
Teradata	100	a	4,456
Tesoro	210		17,163
Texas Instruments	1,130		60,399
Textron	410		17,450
The TJX Companies	720		47,477
Thermo Fisher Scientific	100		12,521
Time Warner	1,030		80,268

Time Warner Cable	310		42,200
Torchmark	100		5,007
Total System Services	100		3,537
Tractor Supply	100		8,117
Travelers	920		94,594
TRW Automotive Holdings	100	a	10,317
Twenty-First Century Fox, Cl. A	720		23,875
Twenty-First Century Fox, Cl. B	210		6,689
Tyco International	510		20,813
Tyson Foods, Cl. A	720		28,109
Union Pacific	820		96,112
United Continential Holdings	100	a	6,937
United Parcel Service, Cl. B	610		60,292
United Rentals	100	a	8,285
UnitedHealth Group	1,020		108,375
Universal Health Services, Cl. B	100		10,253
Unum Group	410		12,735
Urban Outfitters	100	a	3,486
Valero Energy	1,330		70,330
Vantiv, Cl. A	100	a	3,439
Ventas	100	b	7,981
VeriSign	200	a	10,896
Verisk Analytics, Cl. A	100	a	6,435
Verizon Communications	5,430		248,205
VF	210		14,568
Viacom, Cl. B	410		26,412
Visa, Cl. A	210		53,531
Voya Financial	100		3,901
W.R. Berkley	200		9,798
Wal-Mart Stores	1,230		104,525
Walt Disney	1,440		130,982
Waste Management	210		10,800
Willis Group Holdings	100		4,330
Weatherford International	400	a	4,132
Western Digital	100		9,723
Western Union	820		13,940
Weyerhaeuser	100	b	3,585
Whirlpool	100		19,908
Whiting Petroleum	100	a	3,002
Whole Foods Market	100		5,210
Williams	100		4,386
Windstream Holdings	1,000		7,950
Wisconsin Energy	210		11,712
Wyndham Worldwide	200		16,758
Xcel Energy	410		15,387
Xerox	1,640		21,599
Xilinx	100		3,858
XL Group	310		10,692
Xylem	100		3,410
Yum! Brands	210		15,179
Zoetis	200		8,546
			11,518,989
Total Common Stocks
(cost $19,903,705)			19,577,349

Preferred Stocks--.3%	Shares		Value ($)
Germany
Bayerische Motoren Werke	62		5,263
Fuchs Petrolub	60		2,473

Henkel & Co.	91		10,442
Volkswagen	155		34,716
Total Preferred Stocks
(cost $53,195)			52,894

Rights--.0%
Australia--.0%
APA Group	56	a	67
Spain--.0%
ACS Actividades de Construccion y Servicios	454	a	231
Total Rights
(cost $256)			298

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $50,000)	50,000	[c]	50,000
Total Investments (cost $20,007,156)	100.1%		19,680,541
Liabilities, Less Cash and Receivables	(.1%)		(14,081)
Net Assets	100.0%		19,666,460

ADR - American Depository Receipts
BR- Bearer Certificate
CDI- Chess Depository Interest
PC- Participation Certificate
RSP- Retirement Savings Plan
REIT- Real Estate Investment Trust
SDR- Swedish Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $326,615 of which $983,662 related to appreciated investment securities and $1,310,277 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	15.0
Consumer Discretionary	13.8
Industrial	13.8
Information Technology	11.6
Health Care	10.6
Consumer Staples	10.4
Energy	9.9
Telecommunication Services	6.0
Utilities	4.7
Materials	4.0
Money Market Investment	.3
100.1

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs

Assets ($)					Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	11,518,989	-		-	11,518,989
Equity Securities - Foreign Common Stocks+	40,648	8,017,712	++	-	8,058,360
Equity Securities - Foreign Preferred Stocks+	-	52,894	++	-	52,894
Mutual Funds	50,000	-		-	50,000
Rights+	298	-		-	298
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta U.S. Equity Fund
January 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	38		2,052
Delphi Automotive	174		11,959
General Motors	733		23,910
Goodyear Tire & Rubber	177		4,290
Harley-Davidson	58		3,579
Johnson Controls	247		11,478
			57,268
Banks--.3%
Comerica	52		2,158
Huntington Bancshares	159		1,593
KeyCorp	559		7,261
Regions Financial	243		2,114
Zions Bancorporation	102		2,444
			15,570
Capital Goods--7.6%
3M	290		47,067
Allegion	21		1,134
AMETEK	28		1,341
Caterpillar	424		33,907
Cummins	45		6,276
Danaher	111		9,144
Dover	101		7,074
Eaton	127		8,012
Emerson Electric	345		19,644
Fastenal	39		1,732
Flowserve	41		2,234
Fluor	108		5,788
General Dynamics	128		17,051
Honeywell International	133		13,002
Illinois Tool Works	414		38,539
Ingersoll-Rand	218		14,475
Jacobs Engineering Group	69	a	2,629
L-3 Communications Holdings	30		3,694
Lockheed Martin	232		43,702
Masco	209		5,192
Northrop Grumman	124		19,462
PACCAR	59		3,546
Pall	42		4,064
Parker Hannifin	77		8,967
Pentair	106		6,552
Quanta Services	34	a	900
Raytheon	184		18,409
Rockwell Automation	64		6,971
Roper Industries	16		2,469
Snap-on	13		1,725
Stanley Black & Decker	55		5,151
Textron	196		8,342
United Technologies	183		21,005
W.W. Grainger	20		4,717
Xylem	42		1,432

			395,349
Commercial & Professional Services--.8%
ADT	62		2,133
Cintas	68		5,352
Dun & Bradstreet	10		1,151
Equifax	14		1,182
Nielsen	58		2,526
Pitney Bowes	126		3,021
Republic Services	104		4,127
Robert Half International	63		3,658
Stericycle	11	a	1,444
Tyco International	219		8,937
Waste Management	123		6,326
			39,857
Consumer Durables & Apparel--1.1%
D.R. Horton	81		1,986
Fossil Group	18	a	1,760
Garmin	53		2,775
Harman International Industries	33		4,278
Leggett & Platt	33		1,407
Lennar, Cl. A	75		3,368
Michael Kors Holdings	26	a	1,841
Newell Rubbermaid	187		6,895
NIKE, Cl. B	170		15,683
PulteGroup	405		8,339
Ralph Lauren	13		2,170
Under Armour, Cl. A	11	a	793
VF	98		6,798
			58,093
Consumer Services--1.1%
Carnival	243		10,682
Chipotle Mexican Grill	4	a	2,839
Darden Restaurants	31		1,903
H&R Block	40		1,371
Marriott International, Cl. A	159		11,846
Starbucks	56		4,902
Starwood Hotels & Resorts
Worldwide	99	b	7,125
Wyndham Worldwide	92		7,709
Wynn Resorts	16		2,367
Yum! Brands	91		6,577
			57,321
Diversified Financials--1.5%
Affiliated Managers Group	13	a	2,672
Charles Schwab	117		3,040
Discover Financial Services	199		10,822
Franklin Resources	292		15,047
Invesco	192		7,052
Legg Mason	58		3,216
McGraw-Hill Financial	98		8,765
Moody's	107		9,772
Navient	329		6,494
T. Rowe Price Group	104		8,187
			75,067
Energy--9.6%
Anadarko Petroleum	19		1,553

Baker Hughes	237		13,744
Cabot Oil & Gas	74		1,961
Cameron International	183	a	8,195
Chesapeake Energy	170		3,261
Chevron	88		9,023
Cimarex Energy	10		1,032
ConocoPhillips	538		33,883
CONSOL Energy	52		1,505
Denbury Resources	92		635
Devon Energy	50		3,014
EOG Resources	135		12,019
EQT	24		1,787
Exxon Mobil	1,149		100,446
FMC Technologies	79	a	2,961
Halliburton	530		21,195
Helmerich & Payne	13		774
Kinder Morgan	448		18,390
Marathon Petroleum	655		60,646
Nabors Industries	146		1,680
National Oilwell Varco	243		13,226
Newfield Exploration	38	a	1,132
Noble Energy	50		2,387
ONEOK	57		2,510
Peabody Energy	213		1,327
Phillips 66	716		50,349
Pioneer Natural Resources	10		1,505
QEP Resources	40		809
Schlumberger	481		39,630
Southwestern Energy	56	a	1,388
Tesoro	290		23,702
Valero Energy	1,161		61,394
			497,063
Food & Staples Retailing--2.7%
Costco Wholesale	169		24,165
Kroger	429		29,622
Sysco	391		15,315
Wal-Mart Stores	708		60,166
Whole Foods Market	154		8,023
			137,291
Food, Beverage & Tobacco--6.2%
Altria Group	847		44,976
Archer-Daniels-Midland	767		35,765
Brown-Forman, Cl. B	14		1,244
Coca-Cola	1,001		41,211
Constellation Brands, Cl. A	85	a	9,388
Dr. Pepper Snapple Group	121		9,350
General Mills	240		12,595
Hormel Foods	121		6,198
Kellogg	147		9,640
Keurig Green Mountain	22		2,696
Kraft Foods Group	88		5,750
Lorillard	93		6,102
McCormick & Co.	20		1,428
Molson Coors Brewing, Cl. B	21		1,595
Mondelez International, Cl. A	718		25,302
Monster Beverage	29	a	3,392

PepsiCo	412		38,637
Philip Morris International	411		32,979
Reynolds American	329		22,356
Tyson Foods, Cl. A	290		11,322
			321,926
Health Care Equipment & Services--7.1%
Abbott Laboratories	222		9,937
Aetna	370		33,973
AmerisourceBergen	231		21,957
Anthem	269		36,304
Becton Dickinson & Co.	66		9,113
Boston Scientific	344	a	5,095
C.R. Bard	52		8,894
Cardinal Health	411		34,191
CareFusion	99	a	5,871
Cerner	46	a	3,052
Cigna	222		23,716
DaVita HealthCare Partners	47	a	3,528
DENTSPLY International	39		1,951
Edwards Lifesciences	56	a	7,020
Express Scripts Holding	741	a	59,806
Halyard Health	24		1,059
Humana	57		8,347
Intuitive Surgical	21	a	10,384
Laboratory Corporation of America
Holdings	41	a	4,706
McKesson	116		24,667
Medtronic	533		38,065
Quest Diagnostics	91		6,467
St. Jude Medical	49		3,228
Tenet Healthcare	117	a	4,947
			366,278
Household & Personal Products--.7%
Avon Products	187		1,447
Clorox	65		6,936
Colgate-Palmolive	137		9,250
Kimberly-Clark	193		20,836
			38,469
Insurance--3.1%
ACE	61		6,586
Allstate	300		20,937
Aon	54		4,863
Assurant	75		4,763
Chubb	55		5,385
Cincinnati Financial	34		1,717
Genworth Financial, Cl. A	264	a	1,843
Lincoln National	157		7,847
Loews	126		4,821
Marsh & McLennan	159		8,549
MetLife	675		31,388
Principal Financial Group	119		5,585
Progressive	487		12,638
Prudential Financial	273		20,715
Travelers	141		14,498
Unum Group	230		7,144
			159,279

Materials--4.1%
Air Products & Chemicals	30		4,368
Airgas	30		3,379
Alcoa	437		6,839
Allegheny Technologies	47		1,341
Avery Dennison	61		3,188
Ball	113		7,156
CF Industries Holdings	46		14,047
Dow Chemical	816		36,851
E.I. du Pont de Nemours & Co.	158		11,251
Eastman Chemical	69		4,891
Ecolab	68		7,056
International Flavors & Fragrances	13		1,379
International Paper	125		6,583
LyondellBasell Industries, Cl. A	524		41,443
Martin Marietta Materials	15		1,616
Mosaic	91		4,431
Nucor	152		6,635
Owens-Illinois	69	a	1,611
PPG Industries	60		13,373
Praxair	76		9,165
Sealed Air	74		2,997
Sherwin-Williams	57		15,462
Sigma-Aldrich	25		3,438
Vulcan Materials	24		1,692
			210,192
Media--5.0%
Cablevision Systems (NY Group),
Cl. A	211		3,992
Comcast, Cl. A	678		36,032
DIRECTV	396	a	33,771
Discovery Communications, Cl. A	85	a	2,464
Discovery Communications, Cl. C	85	a	2,370
Gannett	45		1,395
Interpublic Group of Companies	98		1,954
News Corp., Cl. A	142	a	2,114
Omnicom Group	146		10,629
Scripps Networks Interactive, Cl.
A	57		4,052
Time Warner	695		54,161
Time Warner Cable	121		16,472
Twenty-First Century Fox, Cl. A	481		15,950
Viacom, Cl. B	343		22,096
Walt Disney	587		53,394
			260,846
Pharmaceuticals, Biotech & Life Sciences--9.1%
AbbVie	553		33,374
Actavis	27	a	7,197
Agilent Technologies	49		1,851
Alexion Pharmaceuticals	20	a	3,665
Allergan	58		12,717
Amgen	189		28,777
Biogen Idec	49	a	19,069
Bristol-Myers Squibb	335		20,190
Celgene	206	a	24,547
Gilead Sciences	556	a	58,285

Johnson & Johnson	554		55,478
Merck & Co.	744		44,848
Mylan	44	a	2,339
Pfizer	4,544		142,000
Regeneron Pharmaceuticals	10	a	4,167
Thermo Fisher Scientific	62		7,763
Zoetis	106		4,529
			470,796
Real Estate--1.1%
American Tower	28	b	2,715
AvalonBay Communities	22	b	3,806
Equity Residential	57	b	4,424
General Growth Properties	108	b	3,259
HCP	81	b	3,830
Health Care REIT	24	b	1,967
Host Hotels & Resorts	171	b	3,914
Iron Mountain	44		1,753
Kimco Realty	60	b	1,659
Plum Creek Timber	20	b	890
Public Storage	38	b	7,632
Simon Property Group	67	b	13,310
Ventas	59	b	4,709
Weyerhaeuser	137	b	4,911
			58,779
Retailing--7.2%
Amazon.com	54	a	19,145
AutoNation	59	a	3,518
Bed Bath & Beyond	82	a	6,131
Best Buy	547		19,254
Dollar General	156	a	10,461
Dollar Tree	73	a	5,190
Expedia	64		5,500
GameStop, Cl. A	149		5,252
Gap	263		10,833
Genuine Parts	64		5,948
Home Depot	1,089		113,713
Kohl's	75		4,479
L Brands	146		12,356
Lowe's	948		64,236
Macy's	357		22,805
Netflix	3	a	1,325
O'Reilly Automotive	54	a	10,117
PetSmart	49		4,004
Priceline Group	6	a	6,057
Ross Stores	137		12,564
The TJX Companies	328		21,628
Tractor Supply	63		5,114
TripAdvisor	18	a	1,206
Urban Outfitters	42	a	1,464
			372,300
Semiconductors & Semiconductor Equipment--2.5%
Altera	61		2,008
Applied Materials	164		3,746
Avago Technologies	65		6,687
Broadcom, Cl. A	64		2,716
Intel	1,899		62,743

KLA-Tencor	57		3,504
Microchip Technology	29		1,308
Micron Technology	625	a	18,291
NVIDIA	144		2,766
Texas Instruments	508		27,153
			130,922
Software & Services--7.3%
Adobe Systems	45	a	3,156
Akamai Technologies	14	a	814
Autodesk	18	a	972
Automatic Data Processing	65		5,364
CA	168		5,090
CDK Global	21		963
Citrix Systems	132	a	7,822
Cognizant Technology Solutions,
Cl. A	112	a	6,063
Computer Sciences	112		6,796
Electronic Arts	55	a	3,017
Facebook, Cl. A	192	a	14,575
Fiserv	99	a	7,180
Google, Cl. A	26	a	13,976
Google, Cl. C	26	a	13,898
International Business Machines	15		2,300
MasterCard, Cl. A	185		15,176
Microsoft	2,029		81,972
Oracle	1,874		78,502
Paychex	111		5,024
Red Hat	30	a	1,914
salesforce.com	14	a	790
Symantec	177		4,384
Teradata	78	a	3,476
Total System Services	66		2,334
VeriSign	124	a	6,756
Visa, Cl. A	227		57,865
Western Union	274		4,658
Xerox	487		6,414
Yahoo!	422	a	18,564
			379,815
Technology Hardware & Equipment--11.1%
Amphenol, Cl. A	75		4,028
Apple	2,256		264,313
Cisco Systems	2,131		56,184
Corning	818		19,444
EMC	895		23,207
F5 Networks	33	a	3,683
FLIR Systems	28		846
Harris	74		4,968
Hewlett-Packard	2,120		76,596
Jabil Circuit	237		4,885
Juniper Networks	380		8,637
Keysight Technologies	24		801
Motorola Solutions	157		9,798
NetApp	60		2,268
QUALCOMM	1,024		63,959
SanDisk	61		4,631
Seagate Technology	333		18,795

TE Connectivity	77	5,112
		572,155
Telecommunication Services--2.7%
CenturyLink	370	13,753
Frontier Communications	713	4,788
Verizon Communications	2,638	120,583
Windstream Holdings	268	2,131
		141,255
Transportation--3.3%
C.H. Robinson Worldwide	118	8,404
CSX	137	4,562
Delta Air Lines	842	39,835
Expeditors International of
Washington	52	2,271
FedEx	90	15,220
Kansas City Southern	24	2,642
Norfolk Southern	70	7,138
Southwest Airlines	459	20,738
Union Pacific	259	30,357
United Parcel Service, Cl. B	414	40,920
		172,087
Utilities--3.2%
AES	321	3,923
AGL Resources	89	5,018
Ameren	158	7,154
American Electric Power	284	17,838
CMS Energy	102	3,848
Consolidated Edison	77	5,335
Dominion Resources	67	5,152
DTE Energy	105	9,414
Duke Energy	301	26,229
Edison International	69	4,702
Entergy	159	13,914
FirstEnergy	88	3,549
Integrys Energy Group	41	3,325
NiSource	123	5,321
NRG Energy	212	5,228
Pepco Holdings	118	3,239
PG&E	72	4,234
Pinnacle West Capital	24	1,684
Southern	351	17,803
TECO Energy	125	2,666
Wisconsin Energy	142	7,919
Xcel Energy	165	6,192
		163,687
Total Investments (cost $5,061,483)	99.5%	5,151,665
Cash and Receivables (Net)	.5%	23,626
Net Assets	100.0%	5,175,291

a	Non-income producing security.
b	Investment in real estate investment trust.

At January 31, 2015, net unrealized appreciation on investments was $90,182 of which $332,397 related to appreciated investment securities and $242,215 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	11.1
Energy	9.6
Pharmaceuticals, Biotech & Life Sciences	9.1
Capital Goods	7.6
Software & Services	7.3
Retailing	7.2
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.2
Media	5.0
Materials	4.1
Transportation	3.3
Utilities	3.2
Insurance	3.1
Food & Staples Retailing	2.7
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.5
Diversified Financials	1.5
Automobiles & Components	1.1
Consumer Durables & Apparel	1.1
Consumer Services	1.1
Real Estate	1.1
Commercial & Professional Services	.8
Household & Personal Products	.7
Banks	.3
99.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)				Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	5,143,137	-	-	5,143,137
Equity Securities - Foreign Common Stocks+	8,528	-	-	8,528
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)